UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05215 )

Exact name of registrant as specified in charter: Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
12/31/05 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
TAN -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)

	Rating (RAT)	Principal amount	Value

Arizona (2.1%)
Mcallister, Academic Village VRDN (AZ State U.), Ser. B, AMBAC, 3.52s, 7/1/45	VMIG1	$2,350,000	$2,350,000

California (0.9%)
CA State Econ. Recvy. VRDN, Ser. C-10, 3.52s, 7/1/23 (BNP Paribas (LOC))	VMIG1	1,000,000	1,000,000

Colorado (2.8%)
U. of CO. Hosp. Auth. VRDN, Ser. B, 3 1/2s, 11/15/35 (Citibank, N.A. (LOC))	VMIG1	3,250,000	3,250,000

Connecticut (4.6%)
CT State Commercial Paper (Yale U.) Ser. S, 3.02s, 3/8/06	A-1+	4,000,000	4,000,000
CT State Special Tax Oblig. VRDN (Trans. Infrastructure), Ser. 1, FGIC, 3.52s, 9/1/20	VMIG1	1,200,000	1,200,000
			5,200,000

Florida (3.7%)
FL Gulf Coast U. Fin. Corp. VRDN (Cap. Impt.), 3.55s, 12/1/33 (Wachovia Bank, N.A. (LOC))	VMIG1	4,165,000	4,165,000

Georgia (11.0%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. B, FSA, 3.4s, 11/1/38	VMIG1	3,500,000	3,500,000
Gwinnett Cnty., Hosp. Auth. VRDN
(Gwinnett Hosp. Syst., Inc.), Ser. A, 3.55s, 10/1/32 (SunTrust Bank (LOC))	VMIG1	4,000,000	4,000,000
(Gwinnett Hosp. Syst. Inc.), 3.55s, 7/1/32 (SunTrust Bank (LOC))	A-1+	1,000,000	1,000,000
Metro Atlanta, Rapid Transit Auth. Commercial Paper Ser. 04-B, 2.98s, 3/09/06 (Dexia Credit Local
(LOC))	A-1+	2,000,000	2,000,000
Metro Atlanta, Rapid Transit Auth. Commercial Paper Ser. 04-B, 3.17s, 4/13/06 (Dexia Credit Local
(LOC))	A-1+	2,000,000	2,000,000
			12,500,000

Idaho (1.8%)
ID State TAN, 4s, 6/30/06	MIG1	2,000,000	2,013,259

Illinois (5.6%)
IL Dev. Fin. Auth. VRDN (North Shore Country Day), 3.53s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1	4,000,000	4,000,000
IL Fin. Auth. VRDN (IL Inst. of Tech.), 3.53s, 12/1/24 (Harris Trust & Savings Bank (LOC))	VMIG1	2,355,000	2,355,000
			6,355,000

Indiana (6.1%)
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp. Assn.), Ser. A, 3.8s, 10/1/32 (U.S. Bank, N.A.
(LOC))	A-1+	3,335,000	3,335,000
IN Muni. Pwr. Agcy. Supply Syst. VRDN, Ser. A, 3 1/2s, 1/1/18 (Dexia Credit Local (LOC))	VMIG1	3,600,000	3,600,000
			6,935,000

Kentucky (4.3%)
KY Asset/Liability Comm. Gen. Fund TRAN, Ser. A, 4s, 6/28/06	MIG1	1,500,000	1,509,610
KY Econ. Dev. Fin. Hosp. Fac. Auth. VRDN (Baptist Hlth. Care), Ser. B, MBIA, 3.57s, 8/15/31	VMIG1	3,450,000	3,450,000
			4,959,610

Massachusetts (5.3%)
MA Hlth. & Edl. Fac. Auth. Commercial Paper (Harvard U.) Ser. EE, 3.1s, 2/16/06	A-1+	2,030,000	2,030,000
MA Wtr. Res. Auth. Commercial Paper Ser. 99, 3.15s, 3/9/06 (State Street Bank & Trust Co. (LOC))	A-1+	2,000,000	2,000,000
MA Wtr. Res. Auth. Commercial Paper Ser. 99, 3.15s, 3/6/06 (State Street Bank & Trust Co. (LOC))	A-1+	2,000,000	2,000,000
			6,030,000

Michigan (3.5%)
MI Muni. Board Auth. Rev. Bonds (Detroit School Dist.), Ser. A, 3 3/4s, 3/21/06 (JPMorgan Chase
Bank (LOC))	SP-1+	2,000,000	2,005,200

MI State Hosp. Fin. Auth. VRDN (Holland Cmnty. Hosp.), Ser. B, 3.54s, 1/1/34 (Bank One, N.A.
(LOC))	VMIG1	2,000,000	2,000,000
			4,005,200

Minnesota (5.5%)
Cohasset, VRDN (MN Pwr. & Light Co.), Ser. A, 3.49s, 6/1/20 (LaSalle Bank, N.A. (LOC))	A-1+	3,500,000	3,500,000
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist. VRDN (Hlth. Ctr.), 3.6s, 8/1/14 (Wells Fargo
Bank, N.A. (LOC))	A-1+	2,000,000	2,000,000
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs.), Ser. A, AMBAC, 3.48s, 11/15/32	VMIG1	800,000	800,000
			6,300,000

Mississippi (0.4%)
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.), 3.7s, 6/1/23	VMIG1	400,000	400,000

Missouri (3.1%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(Christian Brothers College HS), Ser. A, 3.8s, 10/1/32 (U.S. Bank, N.A. (LOC))	A-1+	2,000,000	2,000,000
(Cox Hlth. Syst.), AMBAC, 3 3/4s, 6/1/22	VMIG1	1,460,000	1,460,000
			3,460,000

Montana (0.3%)
MT State Hlth. Fac. Auth. VRDN (Hlth. Care Pooled Loan), Ser. A, FGIC, 3.55s, 12/1/15	VMIG1	300,000	300,000

New Mexico (0.3%)
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.), Ser. B, 3.7s, 9/1/24 (Barclays Bank PLC (LOC))	VMIG1	400,000	400,000

New York (0.9%)
Metro. Trans. Auth. VRDN, Ser. E-2, 3.52s, 11/1/35 (Fortis Bank SA/NV (LOC))	VMIG1	1,000,000	1,000,000

North Carolina (2.9%)
NC Cap. Fac. Commercial Paper (Duke U.) Ser. A1/A2, 3.1s, 3/3/06	A-1+	3,280,000	3,280,000

Ohio (8.5%)
Cuyahoga Cnty., Hosp. VRDN (Metro Hlth. Syst.), 3.57s, 2/1/35 (National City Bank (LOC))	VMIG1	3,000,000	3,000,000
Hamilton Cnty., Hlth. Care Facs. VRDN (Deaconess Long Term Care), Ser. A, 3.58s, 5/15/30 (LaSalle
Bank, N.A. (LOC))	VMIG1	3,655,000	3,655,000
OH State Higher Edl. Fac. VRDN (Cleveland Inst. Music), 3.56s, 5/1/30 (National City Bank (LOC))	VMIG1	3,000,000	3,000,000
			9,655,000

Pennsylvania (11.4%)
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr. Presbyterian)
Ser. A, MBIA, 3.58s, 3/1/20	VMIG1	1,900,000	1,900,000
Ser. D, MBIA, 3.58s, 3/1/20	VMIG1	2,300,000	2,300,000
Montgomery Cnty., Indl. Dev. Auth. Commercial Paper (Exelon), Ser. 94-A, 3.03s, 2/15/06 (BNP
Paribas (LOC))	A-1+	2,000,000	2,000,000
Montgomery Cnty., Indl. Dev. Auth. Commercial Paper (Exelon), Ser. 94-A, 2.9s, 3/1/06 (BNP Paribas
(LOC))	A-1+	2,000,000	2,000,000
New Garden, Gen. Auth. VRDN (Pooled Fin. Program 1), AMBAC, 3.58s, 11/1/29	A-1	2,700,000	2,700,000
Philadelphia, TRAN, Ser. A, 4s, 6/30/06	MIG1	2,000,000	2,011,977
			12,911,977

Rhode Island (0.9%)
RI State Hlth & Edl. Bldg. Corp. VRDN (Higher Ed. Fac. Brown U.), Ser. B, 3.48s, 9/1/43	VMIG1	1,000,000	1,000,000

Texas (1.7%)
TX State TRAN, 4 1/2s, 8/31/06	MIG1	1,890,000	1,905,595

Virginia (3.5%)
Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN (Winchester Med. Ctr., Inc.), FSA, 3.55s, 1/1/30	VMIG1	3,985,000	3,985,000

Wisconsin (2.4%)
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton Franciscan Svcs.), 3 1/2s, 8/15/16 (Citibank N.A.
(LOC))	VMIG1	2,800,000	2,800,000

Wyoming (5.6%)
Gillette, Poll. Control VRDN, 3.63s, 1/1/18 (Barclays Bank PLC (LOC))	VMIG1	4,400,000	4,400,000
WY State Ed. Fund TRAN, 4s, 6/28/06	SP-1+	2,000,000	2,013,113
			6,413,113

TOTAL INVESTMENTS

Total investments (cost $112,573,754) (b)			$112,573,754

NOTES

(a) Percentages indicated are based on net assets of $113,616,546.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same

The rates shown on VRDN are the current interest rates at December 31, 2005.

The fund had the following industry group concentrations greater than 10% at December 31, 2005 (as a percentage of net assets):

Health care	28.8%
Education	22.2
Utilities	14.0
Financial	12.5

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006